(ICON)

Prudential
Distressed
Securities
Fund, Inc.

-------------------

ANNUAL
REPORT
Nov. 31, 1996

(LOGO)

Prudential Distressed Securities Fund, Inc.

Performance At A Glance.
It was a poor eight months since your Fund's inception on March 26, 1996. What was good news for stocks and bonds as a whole -- low inflation rates and moderate growth -- was bad news for your Fund, which invests in financially troubled companies. That's because corporate defaults declined steadily during the period, limiting our investment opportunities. We were also hurt by sharp declines in two of our largest holdings, which were caught up in financial difficulties that produced steep declines in the value of their securities. As a consequence, your Fund posted a negative return in 1996, that was substantially behind the average capital appreciation fund as measured by
Lipper Analytical Services.

Cumulative Total Returns1                         As of
11/30/96

                                              Since
                             Since          Inception2
                          Inception2    (With Sales Charge)
Class A                      -5.2%         -9.9%
Class B                      -5.7         -10.7
Class C                      -5.7          -6.7
Lipper Capital
Appreciation Fund Avg3       11.1           N/A

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. Average annual returns cannot be meaningfully calculated for this Fund, because it has been in existence less than a year. The Fund charges a maximum front-end sales load of
5% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares will automatically convert to Class
A shares on a quarterly basis, approximately seven years after purchase.

2Inception dates: 3/26/96 Class A, B and C shares.

3Lipper average returns are 211 funds since inception of the Class A, Class B and Class C shares on 3/26/96.

      How Investments Compared.
          (As of 11/30/96)
              (CHART)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk.
The greater the
risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Leigh R. Goehring and George Edwards, Fund Managers
(PICTURE)

Portfolio
Managers'
Report

The Prudential Distressed Securities Fund seeks capital appreciation by investing in stocks and bonds of companies with operational or financial difficulties. Some of these companies may be in default or bankruptcy. The
Fund will purchase securities when we believe they are temporarily out of favor or otherwise undervalued despite the long-term appreciation we expect.
Investment in these types of securities may be considered speculative. As a result, the Fund will assume greater risk than other
Prudential mutual funds.
There can be no assurance that the Fund will achieve its investment goal.

Value Investors.
We are value investors, so we look for companies that are out-of-favor and whose assets are worth more than the market price of their securities. We carefully evaluate a company's underlying assets and their potential earnings stream to determine the assets' "true" value. If we think the assets will appreciate -- either under their current owners or for someone else -- then we may invest in the company.

Strategy Session.
------------------------------------------------------------
----------------
As investors in troubled companies, we had a hard time finding attractive investments over the past eight months. With the U.S. economy chugging along into its sixth year of growth, most companies -- even those on shakier financial footing -- were able to generate the cash they needed to pay off their debts on schedule. Corporate default rates fell in November for the
11th straight month (according to Moody's Investors Service). In addition, surging stock markets, low interest rates and easy bank lending provided companies with favorable refinancing options. In such a positive environment, only companies with too much debt or a flawed business strategy tended to run into trouble.

We found slim pickings in the category of investments we usually prefer -- the bonds of bankrupt companies. So we broadened our investment search.

For example, we invested in high-yielding bonds that we thought were undervalued because of undue pessimism about a company's prospects. Take Trans
World Airlines, for instance. TWA's securities declined after the crash of
Flight 800 in July. But given the company's two bankruptcies already, in 1992 and 1995, we thought TWA would continue to take steps to remain profitable over the longer term. As a result, we continue to hold TWA bonds.

Among our largest holdings over the past year were discount retailers such as
Bradlees, J. Baker and Lechters. Last year, some discount retailers went through a series of highly publicized bankruptcies. These companies took steps to improve their operations, and we were optimistic that they could turn themselves around.

      Credit Quality.
Expressed as a percentage of
total investments as of 11/30/96.
          (CHART)

What Went Well.
------------------------------------------------
A Focus On Energy.
With oil prices steadily rising since late 1995, we saw opportunities in energy. (Crude oil for immediate delivery rose to $24.20 a barrel in
October -- its highest level in almost five years -- on the strength of surging global demand and declining stockpiles.) Our two biggest holdings as of November 30 -- Mesa and Patina Oil & Gas -- are oil and gas producers, and they delivered handsome returns to the Fund. We liked Mesa because it had substantial natural gas reserves, which would benefit the company if energy prices rose. At the same time, we were cautious about Mesa's debt load. After the company refinanced $1.2 billion in debt and restored its balance sheet to health, we bought Mesa's common stock this summer. We liked Patina because of its more than 3,600 low cost oil and gas wells in Colorado, so we invested in its preferred stock.

Five Largest
Issuers.

5.4%    Patina Oil & Gas
        Energy

5.4%    Mesa
        Energy

5.2%    Colorado Gaming
        & Entertainment
        Casinos

3.9%    J. Baker
        Retail

3.3%    Emcor Group
        Building & Related
        Industries

Expressed as a percentage of total net assets as of 11/30/96.

And Not So Well.
------------------------------------------------
Hurt By The
Unexpected.
As investors in financially troubled companies, we have to be prepared for higher-than-average volatility. In November, however, we were hit with more than our share of disappointments. Two of our largest holdings -- Grant
Geophysical and Marvel Entertainment -- suffered steep declines. In the case of Marvel, the company's controlling shareholder, Ronald
Perelman, offered
bondholders (which included us) a choice: Accept lower bond repayments, or the company may have to file for bankruptcy. As a result, the value of our bonds plummeted. We took our losses and sold the bonds. (Marvel later filed for bankruptcy.)

We were also caught-off guard with Grant Geophysical. In November, a group of lenders decided not to buy $15.2 million of securities the oil field service company needed for operations. Grant was unable to raise money elsewhere and filed for bankruptcy shortly afterwards. We held on to our investment in the company's preferred stock, because we believed the company's core business of providing analytical seismic services to oil drillers was potentially worth a lot. Despite these disappointments, we continue to believe that higher risk investments that are chosen carefully can provide superior returns.

Looking Ahead.
------------------------------------------------
With the U.S. economy in its sixth year of growth, we think the best part of the business cycle for your Fund lies ahead. We've already seen a surge of potential restructurings late in the period, representing almost $2 billion of principal. Among the troubled securities were the Stratosphere and Claridge casinos and several companies in the wireless cable industry. We hope these and other recently troubled companies provide the Fund with better investment opportunities in the near future.

President's Letter                          January 1, 1997
-----------------------------------------------------------
(PICTURE)

Dear Shareholder:
For many investors, 1996 may well be the second year of back-to-back, double-digit stock market returns. In late November, the Dow Jones Industrial
Average passed 6500 -- only weeks after breaking the 6000 mark in mid-October.
America's economic expansion is entering its sixth year and there seems little evidence of an end to the continued modest growth and low inflation we've enjoyed for the last several years.

This is good news. For most investors it's meant an increase in their share values for college funds, retirement nest eggs or other long-term financial goals. However, as you read your year-end account statements and make plans for 1997, it's important to remember that there never is a "sure thing" when it comes to investment returns. Stock and bond markets go down just as they go up. (Did you notice the brief period of decline this past summer?) No one likes to see the value of their investments fall but such periods remind us we must keep our expectations realistic.

Regardless of the market's direction, a wise investor plans for tomorrow's needs today. Your Financial Advisor or Registered
Representative can help you:

- Review your portfolio and suggest strategies for 1997, such as diversifying across different types of investments. Financial markets seldom move in lockstep. By investing in a mix of stock and bond funds
(foreign & domestic)
  and money market funds you may be in a better position to achieve your long-term goals and to weather periods of uncertainty.

- See why annuities have become popular retirement planning tools. The choices are broader than ever. Our new Discovery SelectSM Variable
Annuity offers you
  many of the keys to successful retirement planning, including a personalized asset allocation program and a choice of 21 variable- or fixed-rate investment options offering a broad array of investment objectives and styles.

- Explain new retirement savings developments. For example, Congress has expanded the contribution limit on spousal IRAs. And don't forget, it's not too late for you to make a contribution to your IRA or open one for 1996.
  The IRS deadline is April 15, 1997, but it's best to act sooner.

Why not contact your Financial Advisor or Registered
Representative today? If
you are interested in Discovery SelectSM call for a prospectus, which contains more complete information. Read it carefully before you invest.

Sincerely,

Richard A. Redeker
President

P.S. Your 1997 Prudential IRA contribution may qualify you for a waiver of the annual custodial fee. Ask your financial representative for details.

Portfolio of Investments as           PRUDENTIAL DISTRESSED
of November 30, 1996                  SECURITIES FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

Shares         Description                          Value
(Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--89.8%
COMMON STOCKS--35.1%
------------------------------------------------------------
Building & Related Industries--4.8%
      25,000   EMCOR Group, Inc.(d)                   $
343,750
      16,000   Morrison Knudsen Corp.(d)
144,000
                                                      ------
------

487,750
------------------------------------------------------------
Casinos--2.8%
      13,357   Casino America, Inc.(d)
45,080
      50,127   Colorado Gaming &
                 Entertainment Co.(d)
238,103
                                                      ------
------

283,183
------------------------------------------------------------
Conglomerate--2.6%
      20,000   Walter Industries, Inc.(d)
265,000
------------------------------------------------------------
Consumer Goods & Services--1.0%
       2,500   Loewen Group, Inc.
100,938
------------------------------------------------------------
Drugs & Health Care--0.3%
      10,000   Paracelsus Healthcare Corp.(d)
35,000
------------------------------------------------------------
Energy--5.3%
      35,000   Great Bay Power Corp.(d)
280,000
      51,700   Mesa, Inc.(d)
264,962
                                                      ------
------

544,962
------------------------------------------------------------
Food & Beverage--1.6%
      17,500   Seven Up/RC Bottling Co. of Southern
                 California, Inc.(d)
168,437
------------------------------------------------------------
Metals--1.8%
     100,000   Ladish Company, Inc.(d)
187,500

Mining--2.1%
      25,000   Nord Resources Corp.(d)                $
106,250
     100,000   Sunshine Mining & Refining Co.(d)
112,500
                                                      ------
------

218,750
------------------------------------------------------------
Retail--9.6%
      12,000   Baker (J.), Inc.
75,000
      60,000   Charming Shoppes, Inc.(d)
307,500
      50,000   Gantos Inc.(d)
190,625
      20,000   Phar-Mor, Inc.(d)
113,750
      40,000   The Bombay Company, Inc.(d)
190,000
      35,000   Venture Stores, Inc.(d)
113,750
                                                      ------
------

990,625
------------------------------------------------------------
Technology--2.8%
      57,750   Audiovox Corp.(d)
287,875
------------------------------------------------------------
Telecommunications--0.4%
       5,000   PageMart Wireless, Inc., Class A(d)
36,875
                                                      ------
------
               Total common stocks
                 (cost $3,796,902)
3,606,895
                                                      ------
------
PREFERRED STOCKS--18.3%
------------------------------------------------------------
Conglomerate--0.8%
         800   Pantry Pride Inc.,
                 Conv. Exch., $14.875, Ser. B
80,600
------------------------------------------------------------
Energy--9.2%
      29,500   Grant Geophysical Inc.
                 Conv. Exch., $2.4375
108,781

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
3 -----

Portfolio of Investments as           PRUDENTIAL DISTRESSED
of November 30, 1996                  SECURITIES FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

Moody's       Principal
Rating        Amount
(Unaudited)   (000)       Description     Value (Note 1)
-------------------------------------------------------
Energy (cont'd.)
      47,510   Mesa Inc.,
                 Conv., 8.00%, Ser. A                 $
285,060
      18,445   Patina Oil & Gas Corp.,
                 Conv., 7.125%
551,045
                                                      ------
------

944,886
------------------------------------------------------------
Entertainment--2.1%
      25,000   LIVE Entertainment, Inc.,
                 Conv., 10.00%, Ser. B
212,500
------------------------------------------------------------
Financial--3.1%
     750,000   GPA Group Plc.,
                 Conv., 7.00%(c)
                 (cost $316,875; value per unit
                 $0.43;
                 purchased 1996)
322,500
------------------------------------------------------------
Food & Beverage--1.7%
      28,000   RJR Nabisco Holdings Corp., Ser. C
                 Conv., $0.6012
178,500
------------------------------------------------------------
Food Serving - Fast Foods--0.5%
       2,000   AmeriKing, Inc.,(a)
                 Sr. Exch., 13.00%
53,000
------------------------------------------------------------
Retail--0.9%
       5,000   Venture Stores, Inc.,
                 Conv. $3.25
91,875
                                                      ------
------
               Total preferred stocks
                 (cost $1,934,614)
1,883,861
                                                      ------
------
WARRANTS--0.0%
------------------------------------------------------------
Casinos--0.0%
       2,968   Casino America, Inc., (d)
                 Expiring 5/3/01
1,855
                                                      ------
------
CORPORATE BONDS--36.4%
------------------------------------------------------------
Airlines--1.0%
NR            $   100     Trans World Airlines, Inc.
                           Sr. Secd. Reset Notes,
                           12.00%, 11/3/98, PIK          $
99,500
------------------------------------------------------------
Building & Related Industries--7.4%
B2                250     Clean Harbors, Inc.,
                           Sr. Notes,
                           12.50%, 5/15/01
185,000
B3                200     ICF Kaiser International,
                           Inc.,(a)
                           Sr. Sub. Notes,
                           13.00%, 12/31/03
194,000
Caa               250     Miles Homes, Inc.,
                           Sr. Notes,
                           12.00%, 4/1/01
210,000
B3                250     Wickes Lumber Co.,
                           Sr. Sub. Notes,
                           11.625%, 12/15/03
175,000
                                                         ---
--------

764,000
------------------------------------------------------------
Casinos--3.3%
NR                315     Colorado Gaming &
                           Entertainment Co.,
                           12.00%, 6/1/03, PIK
299,079
NR                  4     Resorts International Hotel
                           Mortgage Notes,
                           11.00%, 9/15/03
4,260
Caa                50     Santa Fe Hotel, Inc.,
                           Gtd. First Mortgage Notes,
                           11.00%, 12/15/00
36,500
                                                         ---
--------

339,839
------------------------------------------------------------
Consumer Goods & Services--0.3%
NR                 50     Coinstar, Inc.,(a)(c)
                           Sr. Sub. Notes,
                           Zero Coupon until 10/1/99
                           13.00%, 10/1/06
                           (cost $34,913; value per
                           unit $70; purchased 1996)
35,000

------------------------------------------------------------
--------------------
-----                                  4      See Notes to
Financial Statements.

Portfolio of Investments as           PRUDENTIAL DISTRESSED
of November 30, 1996                  SECURITIES FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

Moody's      Principal
Rating       Amount       Description
Value (Note 1)
(Unaudited)  (000)
------------------------------------------------------------
Consumer Manufacturing--1.8%
B3            $   210     U. S. Leather, Inc.,
                           10.25%, 7/31/03               $
181,650
------------------------------------------------------------
Consumer Products--2.1%
B3                250     Revlon Worldwide Corp.,
                           Sr. Sec. Disc. Notes, Ser.
                           B,
                           Zero Coupon, 3/15/98
215,938
------------------------------------------------------------
Financial Services--1.8%
NR                615     Olympia & York Maiden
                           Lane,(b)
                           10.375%, 12/31/49
184,500
------------------------------------------------------------
Food & Beverage--4.6%
Caa               250     Fresh Del Monte Produce N.V.
                           (Netherlands Antilies),
                           Sr. Notes, Ser. B
                           10.00%, 5/1/03
238,750
Caa               275     Specialty Foods Corp.,
                           Sr. Sub. Notes, Ser. B
                           11.25%, 8/15/03
234,438
                                                         ---
--------

473,188
------------------------------------------------------------
Printing--1.4%
B2                150     United States Banknote Corp.,
                           Sr. Notes, Ser. B
                           11.625%, 8/1/02
139,500
------------------------------------------------------------
Publishing--1.1%
B1                125     Golden Books Publishing,
                           Inc.,
                           Sr. Notes,
                           7.65%, 9/15/02
112,500
------------------------------------------------------------
Retail--11.3%
B3                400     Baker (J.), Inc.
                           7.00%, 6/1/02
328,000
NR                311     Edison Brothers Trade
                           Claims,(d)
                           Zero Coupon, 1/1/49
208,536
Ba3           $   100     Fleming Companies, Inc.,(c)
                           Sr. Notes,
                           10.625%, 12/15/01
                           (cost $90,478; value per
                           unit
                           $100; purchased 1996)         $
100,000
Ba3               250     K-Mart Corp.,
                           8.25%, 1/1/22
207,500
NR                500     Lechters, Inc.,(c)
                           Conv. Bond,
                           5.00%, 9/27/01
                           (cost $362,450; value per
                           unit
                           $64; purchased 1996)
320,000
                                                         ---
--------

1,164,036
------------------------------------------------------------
Technology--0.3%
B1                 25     Unisys Corp.
                           Sr. Notes,
                           11.75%, 10/15/04
26,125
                                                         ---
--------
                          Total corporate bonds
                           (cost $3,937,076)
3,735,776
                                                         ---
--------
                          Total long-term investments
                           (cost $9,668,592)
9,228,387
                                                         ---
--------
SHORT-TERM INVESTMENTS--14.0%
JOINT REPURCHASE AGREEMENT--14.0%
                1,443     Joint Repurchase Agreement
Account,
                          5.678%, 12/2/96
                           (cost $1,443,000; Note 5)
1,443,000
                                                         ---
--------
------------------------------------------------------------
Total Investments--103.8%
                          (cost $11,111,592; Note 4)
10,671,387
                          Liabilities in excess of
                           other assets--(3.8%)
(395,437)
                                                         ---
--------
                          Net Assets--100%
$10,275,950
                                                         ---
--------
                                                         ---
--------

---------------
(a) Consists of more than one class of securities traded
together as a unit;
    generally bonds with attached stocks or warrants.
(b) Represents issuer in default on interest payments; non-
income producing
    security.
(c) Indicates a restricted security; the aggregate cost of
such securities is
    $804,716. The aggregate value ($777,500) is
approximately 7.6% of net
    assets.
(d) Non-income producing securities.
NR--Not rated by Moody's or Standard & Poor's.
PIK--Payment in kind securities.
The Fund's current Prospectus contains a description of
Moody's and Standard &
Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
5 -----

                                              PRUDENTIAL
DISTRESSED
Statement of Assets and Liabilities           SECURITIES
FUND, INC.
------------------------------------------------------------
--------------------

Assets
November 30, 1996
Investments, at value (cost
$11,111,592)................................................
 ................         $10,671,387
Cash........................................................
 ............................................
474
Deferred organization and offering costs (Note
1).......................................................
121,955
Dividends and interest
receivable..................................................
 .....................             100,757
Due from
Manager.....................................................
 ...................................              58,252
Prepaid
expenses....................................................
 ....................................                 330

-----------------
   Total
assets......................................................
 ...................................          10,953,155

-----------------
Liabilities
Payable for investments
purchased...................................................
 ....................             366,875
Accrued
expenses....................................................
 ....................................             150,414
Deferred organization and offering costs payable (Note
1)...............................................
128,721
Payable for Fund shares
reacquired..................................................
 ....................              24,500
Due to
Distributor.................................................
 .....................................               6,695

-----------------
   Total
liabilities.................................................
 ...................................             677,205

-----------------
Net
Assets......................................................
 ........................................         $10,275,950

-----------------

-----------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ........................         $       870
   Paid-in capital in excess of
par.........................................................
 ............          10,920,745

-----------------

10,921,615
   Undistributed net investment
income......................................................
 ............             163,021
   Accumulated net realized loss on
investments.................................................
 ........            (368,481)
   Net unrealized depreciation on
investments.................................................
 ..........            (440,205)

-----------------
Net assets, November 30,
1996........................................................
 ...................         $10,275,950

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($3,403,503 / 287,260 shares of common stock issued
and outstanding)..............................
$11.85
   Maximum sales charge (5% of offering
price)......................................................
 ....                 .62

-----------------
   Maximum offering price to
public......................................................
 ...............              $12.47

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($5,387,358 / 457,091 shares of common stock issued
and outstanding)..............................
$11.79

-----------------

-----------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($1,485,089 / 125,916 shares of common stock issued
and outstanding)..............................
$11.79

-----------------

-----------------

------------------------------------------------------------
--------------------
-----                                  6      See Notes to
Financial Statements.

PRUDENTIAL DISTRESSED
SECURITIES FUND, INC.
Statement of Operations
------------------------------------------------------------
------------------------------------------------------------

                                                March 26,
1996(a)
                                                     through
                                                   November
30,
Net Investment Income                                  1996
Income
   Interest..................................       $
405,319
   Dividends.................................
39,964
                                                ------------
-----

445,283
                                                ------------
-----
Expenses
   Management fee............................
65,160
   Distribution fee--Class A.................
7,498
   Distribution fee--Class B.................
45,423
   Distribution fee--Class C.................
11,464
   Amortization of deferred organizational
      and offering costs.....................
99,000
   Custodian's fees and expenses.............
65,000
   Reports to shareholders...................
57,000
   Registration fees.........................
30,000
   Audit fees and expenses...................
25,000
   Directors fees and expenses...............
23,600
   Legal fees and expenses...................
20,000
   Transfer agent's fees and expenses........
6,000
   Miscellaneous.............................
5,980
                                                ------------
-----
      Total expenses.........................
461,125
   Less: expense reimbursement (Note 2)......
(178,863)
                                                ------------
-----
      Net expenses...........................
282,262
                                                ------------
-----
Net investment income........................
163,021
                                                ------------
-----
Realized and Unrealized
Loss on Investments
Net realized loss on investment
   transactions..............................
(368,481)
Net change in unrealized depreciation on
   investments...............................
(440,205)
                                                ------------
-----
Net loss on investments......................
(808,686)
                                                ------------
-----
Net Decrease in Net Assets
Resulting from Operations....................
$(645,665)
                                                ------------
-----
                                                ------------
-----

---------------
(a) Commencement of investment operations.

PRUDENTIAL DISTRESSED
SECURITIES FUND, INC.
Statement of Changes in Net Assets
------------------------------------------------------------
------------------------------------------------------------

                                                March 26,
1996(a)
                                                     through
                                                   November
30,
Increase in Net Assets                                 1996
Operations
   Net investment income.....................      $
163,021
   Net realized loss on investments..........
(368,481)
   Net change in unrealized
      appreciation/depreciation of
      investments............................
(440,205)
                                                ------------
-----
   Net decrease in net assets resulting from
      operations.............................
(645,665)
                                                ------------
-----
Fund share transactions (Note 6)
   Net proceeds from shares subscribed.......
14,160,097
   Cost of shares reacquired.................
(3,338,482)
                                                ------------
-----
   Net increase in net assets from Fund share
      transactions...........................
10,821,615
                                                ------------
-----
Total increase...............................
10,175,950
Net Assets
Beginning of period..........................
100,000
                                                ------------
-----
End of period................................
$10,275,950
                                                ------------
-----
                                                ------------
-----

---------------
(a) Commencement of investment operations.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
7 -----

                                                PRUDENTIAL
DISTRESSED
Notes to Financial Statements                   SECURITIES
FUND, INC.
------------------------------------------------------------
--------------------
Prudential Distressed Securities Fund, Inc. (the ``Fund''),
is registered under
the Investment Company Act of 1940, as a diversified, open-
end management
company. The Fund was incorporated in Maryland on November
30, 1995. The Fund
had no significant operations other than the issuance of
2,667 shares of Class
A, 2667 shares of Class B and 2,666 shares of Class C common stock for $100,000
on February 8, 1996 to Prudential Mutual Fund Management,
Inc. (``PMF'').
Investment operations commenced on March 26, 1996.
The investment objective of the Fund is capital appreciation by investing
primarily in debt and equity securities issued by
financially troubled or
bankrupt companies (financially troubled issuers) and in
equity securities of
companies that in the view of its investment adviser are
currently undervalued,
out-of-favor or price-depressed relative to their potential
for growth and
income (operationally troubled issuers). Investment in the
securities of
financially and operationally troubled issuers may be
considered speculative and
may present potential for substantial loss.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Securities Valuation: Investments listed on a securities exchange and NASDAQ
National Market System securities (other than options on
stock and stock
indices) are valued at the last sales price on the day of
valuation, or, if
there was no sale on such day, the average between the last
bid and asked prices
on such day, as provided by a pricing service. Corporate
bonds (other than
convertible debt securities) and U.S. Government securities
that are actively
traded in the over-the-counter market, including listed
securities for which the
primary market is believed to be over-the-counter, are
valued by an independent
pricing service. Convertible debt securities that are
actively traded in the
over-the-counter market, including listed securities for
which the primary
market is believed to be over-the-counter, are valued at the mean between the
most recently quoted bid and asked prices provided by
principal market makers.
Equity securities issued in private placements shall be
valued at the mean
between the bid and asked prices provided by primary market
dealers. Debt
securities issued in private placements shall be valued on
the bid side by
primary market dealers. Securities for which market
quotations are not
available, other than private placements, shall each be
valued at a price
supplied by an independent pricing agent. Options on stock
and stock indices
traded on an exchange are valued at the average between the
most recently quoted
bid and asked prices provided by the respective exchange.
Futures contracts and
options thereon are valued at the last sales price as of the close of business
of the exchange. Securities for which reliable market
quotations are not
available or for which the pricing agent or principal market maker does not
provide a valuation will be valued at fair value determined
in good faith by or
under the direction of the Board of Directors of the Fund. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
In connection with transactions in repurchase agreements, it is the Fund's
policy that its custodian or designated subcustodians under
triparty repurchase
agreements, as the case may be, take possession of the
underlying collateral
securities, the value of which exceeds the principal amount
of the repurchase
transaction, including accrued interest. If the seller
defaults and the value of
the collateral declines or if bankruptcy proceedings are
commenced with respect
to the seller of the security, realization of the collateral by the Fund may be
delayed or limited.
The Fund may hold up to 15% of its net assets in illiquid
securities, including
those which are restricted as to disposition under
securities law (``restricted
securities''). Certain issues of restricted securities held
by the Fund at
November 30, 1996 include registration rights under which
the Fund may demand
registration by the issuer, some of which are currently
under contract to be
registered. Securities of financially and operationally
troubled issuers are
less liquid and more volatile than securities of companies
not experiencing
financial difficulties. Many of the Fund's portfolio
investments may not be
widely traded. Accordingly, the Fund may have to sell
portfolio securities at
disadvantageous times and at disadvantageous prices in order to maintain no more
than 15% of its net assets in illiquid securities. This
could have an adverse
impact on the Fund's performance.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of investments
are calculated on the identified cost basis. Dividend income is recorded on the
ex-dividend date; interest income is recorded on the accrual basis. The Fund
amortizes premiums and discounts paid on purchases of
portfolio securities as
adjustments to interest income. Expenses are recorded on the accrual basis which
may require the use of certain estimates by management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
of the
------------------------------------------------------------
--------------------
-----                                  8

                                                PRUDENTIAL
DISTRESSED
Notes to Financial Statements                   SECURITIES
FUND, INC.
------------------------------------------------------------
--------------------
Fund based upon the relative proportion of net assets of
each class at the
beginning of the day.
Taxes: It is the Fund's policy to continue to meet the
requirements of the
Internal Revenue Code applicable to regulated investment
companies and to
distribute all of its taxable net income to its
shareholders. Therefore, no
federal income tax provision is required.
Withholding taxes on foreign dividends have been provided
for in accordance with
the Fund's understanding of the applicable country's tax
rates.
Dividends and Distributions: The Fund expects to pay
dividends out of net
investment income and make distributions of any net capital
gains, if any, at
least annually. Dividends and distributions are recorded on
the ex-dividend
date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Deferred Organization and Offering Costs: The Fund incurred
approximately
$221,000 in connection with the organization and offering of the Fund. Offering
costs are being amortized over a period of 12 months ending
March 1997.
Organization costs are being amortized over a period of 60
months ending March
2001.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management LLC
(``PMF''). Pursuant to this agreement, PMF has
responsibility for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation (``PIC''); PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the services
of PIC, the cost of
compensation of officers of the Fund, occupancy and certain
clerical and
bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PMF is computed daily and payable
monthly, at an annual
rate of .75 of 1% of the average daily net assets of the
Fund.
PMF has agreed that, in any fiscal year, it will reimburse
the Fund for expenses
(including the fees of PMF but excluding interest, taxes,
brokerage commissions,
distribution fees, litigation and indemnification expenses
and other
extraordinary expenses) in excess of the most restrictive
expense limitation
imposed by state securities commissions. Such expense
reimbursement, if any, is
estimated and accrued daily and payable monthly. For the
period March 26, 1996
(commencement of investment operations) through November 30,
1996, such
reimbursement amounted to $178,863 (2.06% of average net
assets, annualized).
The Fund has a distribution agreement with Prudential
Securities Incorporated
(``PSI'') which acts as the distributor of the Class A, B
and C shares of the
Fund. The Fund compensates PSI for distributing and
servicing the Fund's Class
A, Class B and Class C shares pursuant to plans of
distribution (the ``Class A,
Class B and Class C Plans''), regardless of expenses
actually incurred by them.
The distribution fees are accrued daily and payable monthly. Pursuant to the Class A, B and C Plans, the Fund compensates PSI for its distribution related activities at an annual rate of up to
 .30 of 1%, 1% and 1%
of the average daily net asset values of the Class A, B and
C shares,
respectively. Such expenses under the Plan were .25 of 1%,
1% and 1% of the
average daily net assets of the Class A, B and C shares,
respectively, for the
period March 26, 1996 through November 30, 1996.
PSI has advised the Fund that it has received approximately
$120,400 in
front-end sales charges resulting from sales of Class A
shares for the period
March 26, 1996 through November 30, 1996. From these fees,
PSI paid such sales
charges to dealers, which in turn paid commissions to
salespersons and incurred
other distribution costs.
PSI has advised the Fund that for the period March 26, 1996
through November 30,
1996, it received approximately $24,600 and $1,000 in
contingent deferred sales
charges imposed upon redemptions by certain Class B and
Class C shareholders,
respectively.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly-
owned subsidiary of
PMF, serves as the Fund's transfer agent and for the period
March 26, 1996
through November 30, 1996 the Fund incurred fees of
approximately $4,400 for the
services of PMFS. As of November 30, 1996, approximately
$450 of such fees were
due to PMFS. Transfer agent fees and expenses in the
Statement of Operations
include certain out-of-pocket expenses paid to non-
affiliates.
------------------------------------------------------------
--------------------

9 -----

                                                PRUDENTIAL
DISTRESSED
Notes to Financial Statements                   SECURITIES
FUND, INC.
------------------------------------------------------------
--------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than
short-term investments,
for the period ended November 30, 1996 were $15,328,373 and
$5,379,874,
respectively.
The United States federal income tax basis of the Fund's
investments at November
30, 1996 was substantially the same as for financial
reporting purposes and,
accordingly, net unrealized depreciation of investments, for
United States
federal income tax purposes was $440,205 (gross unrealized appreciation--$826,717; gross unrealized depreciation-- $1,266,922).
The Fund has a capital loss carryforward of approximately
$99,000, which expires
in 2004. The Fund will elect to treat net realized capital
losses of
approximately $270,000 incurred in the one month period
ended November 30, 1996
as having been incurred in the following fiscal year.
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of November 30, 1996, the
Fund had a 0.165% undivided interest in the repurchase agreements in the joint account. This undivided interest represented $1,443,000 in principal amount. As of such date, the repurchase agreements in the joint account and the value of the collateral therefor were as follows:
Bear, Stearns & Co., 5.68%, in the principal amount of $280,000,000, repurchase price $280,132,533, due 12/2/96. The value of the collateral including accrued interest was $285,853,687.
CS First Boston Corp., 5.68%, in the principal amount of $280,000,000, repurchase price $280,132,533, due 12/2/96. The value of the collateral including accrued interest was $290,562,688.
J.P. Morgan Securities, Inc., 5.65%, in the principal amount of $34,809,000, repurchase price $34,825,389, due 12/2/96. The value of the collateral including accrued interest was $35,526,121.
Smith Barney, Inc., 5.68%, in the principal amount of $280,000,000, repurchase price $280,132,533, due 12/2/96. The value of the collateral including accrued interest was $286,599,817.
Note 6. Capital
The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
There are 2 billion shares of $.001 par value common stock authorized divided into three classes, designated Class A, Class B and Class C, which consist of 1 billion, 500 million and 500 million authorized shares, respectively.
Transactions in shares of common stock were as follows:

Class A                                  Shares       Amount
-------------------------------------   --------    --------
---
March 26, 1996* through
  November 30, 1996:
Shares sold..........................    408,299    $
5,117,186
Shares reacquired....................   (123,706)
(1,547,651)
                                        --------    --------
---
Net increase in shares outstanding...    284,593    $
3,569,535
                                        --------    --------
---
                                        --------    --------
---
Class B
-------------------------------------
March 26, 1996* through
  November 30, 1996:
Shares sold..........................    582,979    $
7,292,074
Shares reacquired....................   (128,555)
(1,585,368)
                                        --------    --------
---
Net increase in shares outstanding...    454,424    $
5,706,706
                                        --------    --------
---
                                        --------    --------
---
Class C
-------------------------------------
March 26, 1996* through
  November 30, 1996:
Shares sold..........................    139,916    $
1,750,837
Shares reacquired....................    (16,666)
(205,463)
                                        --------    --------
---
Net increase in shares outstanding...    123,250    $
1,545,374
                                        --------    --------
---
                                        --------    --------
---

---------------
* Commencement of investment operation.
------------------------------------------------------------
Note 7. Dividends
On December 10, 1996, the Board of Directors of the Fund
declared ordinary
income dividends of $.29 per Class A share and $.21 per
Class B and Class C
shares, each respectively, payable on December 19, 1996 to
shareholders of
record on December 16, 1996.
------------------------------------------------------------
--------------------
-----                                  10

PRUDENTIAL DISTRESSED
Financial Highlights
SECURITIES FUND, INC.
------------------------------------------------------------
--------------------

Class A               Class B

-----------------     -----------------

March 26, 1996(d)     March 26, 1996(d)

Through               Through

November 30,          November 30,

1996                  1996

-----------------     -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.................................        $ 12.50
$ 12.50

------                ------
Income from investment operations
Net investment
income................................................
 .25                   .16
Net realized and unrealized loss on investment
transactions..........           (.90)                 (.87)

------                ------
   Total from investment
operations..................................           (.65)
(.71)

------                ------
Net asset value, end of
period.......................................        $ 11.85
$ 11.79

------                ------

------                ------
TOTAL
RETURN(b):..................................................
 ...          (5.20)%               (5.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)......................................        $ 3,404
$ 5,387
Average net assets
(000).............................................        $
4,391               $ 6,650
Ratios to average net assets(a):
   Expenses, including distribution
fees.............................           2.76%(c)
3.51%(c)
   Expenses, excluding distribution
fees.............................           2.51%(c)
2.51%(c)
   Net investment
income.............................................
2.37%(c)              1.59%(c)
Portfolio
turnover...................................................
61%                   61%
Average commission rate paid per
share...............................        $0.0458
$0.0458

Class C

-----------------

March 26, 1996(d)

Through

November 30,

1996

-----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.................................       $ 12.50

------
Income from investment operations
Net investment
income................................................
 .16
Net realized and unrealized loss on investment
transactions..........          (.87)

------
   Total from investment
operations..................................          (.71)

------
Net asset value, end of
period.......................................       $ 11.79

------

------
TOTAL
RETURN(b):..................................................
 ...         (5.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)......................................       $ 1,485
Average net assets
(000).............................................       $
1,678
Ratios to average net assets(a):
   Expenses, including distribution
fees.............................          3.51%(c)
   Expenses, excluding distribution
fees.............................          2.51%(c)
   Net investment
income.............................................
1.71%(c)
Portfolio
turnover...................................................
61%
Average commission rate paid per
share...............................       $0.0458

---------------
(a) Net of expense reimbursement
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Commencement of investment operations.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
11 -----

PRUDENTIAL DISTRESSED
Independent Auditors' Report
SECURITIES FUND, INC.
------------------------------------------------------------
--------------------
The Shareholders and Board of Directors
Prudential Distressed Securities Fund, Inc.
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prudential Distressed Securities Fund, Inc., as of November 30, 1996, the related statements of operations and of changes in net assets, and the financial highlights for the period March 26, 1996 (commencement of investment operations) to November 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with generally accepted auditing standards.
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Prudential
Distressed Securities Fund, Inc. at November 30, 1996, the results of its operations, the changes in its net assets and its financial highlights for the respective stated period in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
New York, New York
January 10, 1997
------------------------------------------------------------
--------------------
-----                                  12

Comparing A $10,000 Investment.
----------------------------------------------
Prudential Distressed Securities Fund, Inc. vs.     / /
Prudential Distressed
the Lehman Brothers High Yield Bond Index
Securities Fund, Inc.
and the S&P 500 Index.                              --
Lehman Bros. High Yield
                                                    --- Bond
Index
                                                        S&P
500 Index
(Chart)
(Class A)

(Chart)
(Class B)

(Chart)
(Class C)

Past performance is not indicative of future results.
Investment return and
principal will fluctuate so an investor's shares, when redeemed, may be worth more of less that their original cost.

These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in the Prudential Distressed Securities Fund
(Class A, B and C) with a similar investment in the S&P 500
Index and the
Lehman Brothers High Yield Bond Index by portraying initial account values at the commencement of operations for each share class, and subsequent account values at the end of the reporting period (November 30, 1996), as measured on a quarterly basis beginning in March 1996 for Class A, B and C shares. For purposes of the graphs, and unless otherwise indicated, in the accompanying tables it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B and Class C shares, assuming full redemption on November 30, 1996; (c) all recurring fees (including management fees) were deducted; and (d) any dividends and distributions were reinvested.

The S&P 500 Index is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New
York Stock Exchange. The Lehman Brothers High Yield Bond Index is a weighted index comprised of corporate securities with one or more years remaining to maturity that are publicly issued, rated below investment grade and have $50 million or more outstanding. Both indexes are unmanaged and include the reinvestment of all dividends but do not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities held in either index may differ substantially from those held by the Fund. These indexes are not the only ones that may be used to characterize performance of stock and/or bond funds and other indexes may portray different comparative performance.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

(LOGO)

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Donald D. Lennox
Douglas H. McCorkindale
Mendel A. Melzer
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Ellyn C. Vogin, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

743966103    MF171E
743966202    Cat. #42M235P
743966301